SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP 004
EBP, Accounting Policy [Line Items]
Unpaid benefit payments	$ 3,413	$ 2,845